Taxes (Details 2) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating losses	$ 2,062,386	$ 1,685,498
Deferred revenues	56,906	75,909
Impairment loss		19,391
Total deferred tax assets	2,119,292	1,780,798
Valuation allowance	(1,772,097)	(997,887)
Deferred tax assets, net	$ 347,195	$ 782,911